Item 1. Schedule of Investments.


T. Rowe Price U.S. Bond Index Fund
 Unaudited                                                    July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                           $ Par         Value
 (Amounts in 000s)


 CORPORATE BONDS AND NOTES  21.7%
 Aerospace & Defense  0.4%
 Boeing, 6.125%, 2/15/33                                 50            50

 Boeing Capital, 6.10%, 3/1/11                           50            53

 Lockheed Martin
 7.75%, 5/1/26                                           50            58

 8.50%, 12/1/29                                          100           127

 Northrop Grumman, 7.125%, 2/15/11                       200           225

                                                                       513

 Airlines  0.1%
 Southwest Airlines, 6.50%, 3/1/12                       85            90

                                                                       90

 Automobiles and Related  1.6%
 DaimlerChrysler
 6.40%, 5/15/06                                          100           105

 7.25%, 1/18/06                                          100           106

 8.50%, 1/18/31                                          100           118

 Delphi, 6.55%, 6/15/06                                  100           105

 Ford Motor Credit
 7.00%, 10/1/13                                          600           610

 7.375%, 10/28/09                                        350           375

 General Motors
 7.125%, 7/15/13                                         200           205

 7.20%, 1/15/11                                          100           104

 8.25%, 7/15/23                                          150           155

 General Motors Acceptance Corp.
 6.125%, 8/28/07                                         80            84

 8.00%, 11/1/31                                          100           101

                                                                       2,068

 Banking  3.6%
 ABN Amro Bank (Chicago), 7.125%, 6/18/07                100           109

 Banc One, 7.00%, 7/15/05                                100           104

 Bank of America
 3.25%, 8/15/08                                          250           243

 4.875%, 9/15/12                                         100           99

 7.40%, 1/15/11                                          100           114

 Bank One
 3.70%, 1/15/08                                          100           100

5.50%, 3/26/07                                           50           53

 BB&T, 4.75%, 10/1/12                                    95           92

 Citigroup
 5.625%, 8/27/12                                         200          208

 5.75%, 5/10/06                                          200          209

 7.25%, 10/1/10                                          200          226

 Fifth Third Bank, 2.70%, 1/30/07                        200          198

 First Union, 6.40%, 4/1/08                              200          217

 First Union National Bank, 5.80%, 12/1/08               100          106

 HSBC Bank USA, 4.625%, 4/1/14                           250          236

 HSBC Holdings, 7.50%, 7/15/09                           100          115

 JP Morgan Chase
 5.25%, 5/30/07                                          100          105

 6.875%, 1/15/07                                         200          216

 Marshall & Ilsley Bank, 5.25%, 9/4/12                   20           20

 MBNA America Bank, 6.50%, 6/20/06                       200          212

 Mellon Bank, 7.625%, 9/15/07                            200          223

 National City, 5.75%, 2/1/09                            100          106

 North Fork Bancorporation, 5.875%, 8/15/12              25           26

 PNC Funding, 5.75%, 8/1/06                              125          131

 Regions Financial, 6.375%, 5/15/12                      100          108

 Royal Bank of Canada, 3.875%, 5/4/09                    150          149

 Royal Bank of Scotland Group, 5.00%, 10/1/14            125          122

 Suntrust Bank, 5.45%, 12/1/17                           125          125

 Synovus Financial, 4.875%, 2/15/13                      90           87

 U.S. Bancorp, 6.375%, 8/1/11                            150          164

 Wachovia Bank, 4.85%, 7/30/07                           85           88

 Wells Fargo
 5.125%, 9/1/12                                          350          354

 5.25%, 12/1/07                                          100          105

                                                                      4,770

 Beverages  0.2%
 Anheuser-Busch, 7.55%, 10/1/30                          100          121

 Bottling Group, 4.625%, 11/15/12                        100          98

                                                                      219

 Broadcasting  0.4%
 AOL Time Warner, 7.625%, 4/15/31                        300          332

 Univision Communications, 3.50%, 10/15/07               200          198

                                                                      530

Building and Real Estate  0.2%
 Pulte, 7.875%, 8/1/11                                   200          228

                                                                      228

 Cable Operators  0.2%
 Clear Channel Communications, 7.65%, 9/15/10            75           85

 Cox Communications
 6.75%, 3/15/11                                          100          109

 7.75%, 8/15/06                                          50           54

                                                                      248

 Computer Service & Software  0.2%
 IBM
 4.25%, 9/15/09                                          100          100

 8.375%, 11/1/19                                         100          127

                                                                      227

 Conglomerates  0.5%
 General Electric Capital
 3.125%, 4/1/09                                          350          335

 5.00%, 6/15/07                                          200          208

 United Technologies, 4.875%, 11/1/06                    125          130

                                                                      673

 Diversified Chemicals  0.2%
 Dow Chemical, 7.00%, 8/15/05                            150          157

 Praxair, 6.375%, 4/1/12                                 100          109

                                                                      266

 Drugs  0.1%
 Bristol-Myers Squibb, 5.75%, 10/1/11                    100          105

                                                                      105

 Electric Utilities  2.3%
 Alabama Power, 5.50%, 10/15/17                          100          101

 Appalachian Power, 3.60%, 5/15/08                       200          196

 Black Hills, 6.50%, 5/15/13                             50           50

 Boston Edison, 4.875%, 4/15/14                          100          99

 CenterPoint Energy Houston Electric, 6.95%, 3/15/33     100          111

 Consolidated Edison, 7.50%, 9/1/10                      100          115

 Energy East, 5.75%, 11/15/06                            40           42

 Entergy Gulf States, 5.20%, 12/3/07                     95           95

 Exelon Generation, 6.95%, 6/15/11                       200          221

Korea Electric Power, 144A, 4.25%, 9/12/07               100          101

 NiSource Finance, 7.875%, 11/15/10                      200          230

 Oncor Electric Delivery, 7.25%, 1/15/33                 100          113

 Pacific Gas & Electric, 3.60%, 3/1/09                   200          194

 Pinnacle West Capital, 6.40%, 4/1/06                    200          209

 PPL Electric Utilities, 5.875%, 8/15/07                 30           32

 PPL Energy Supply, 6.40%, 11/1/11                       50           53

 Progress Energy, 7.10%, 3/1/11                          100          110

 PSEG Power, 8.625%, 4/15/31                             200          249

 Public Service Company of Colorado, 7.875%, 10/1/12     150          178

 Sempra Energy, 6.00%, 2/1/13                            120          126

 Southern California Edison, 4.65%, 4/1/15               200          188

 TXU Energy, 7.00%, 3/15/13                              50           55

 Virginia Electric & Power, 5.75%, 3/31/06               100          104

                                                                      2,972

 Electronic Components  0.2%
 Hewlett Packard, 5.50%, 7/1/07                          100          105

 Motorola, 6.75%, 2/1/06                                 100          106

                                                                      211

 Energy  0.3%
 Pioneer Natural Resource, 5.875%, 7/15/16               100          100

 Transocean, 7.50%, 4/15/31                              200          230

 XTO Energy, 4.90%, 2/1/14                               100          95

                                                                      425

 Entertainment and Leisure  0.2%
 Viacom
 5.50%, 5/15/33                                          200          178

 5.625%, 8/15/12                                         65           66

                                                                      244

 Exploration and Production  0.3%
 Anadarko Petroleum, 5.375%, 3/1/07                      100          105

 Canadian Natural Resources, 6.45%, 6/30/33              200          206

 EOG Resources, 6.00%, 12/15/08                          100          107

                                                                      418

 Finance and Credit  1.2%
 CIT Group, 7.75%, 4/2/12                                80           92

 Commercial Credit, 6.75%, 7/1/07                        150          163

 Countrywide Home Loan
5.50%, 8/1/06                                            100          104

 5.625%, 7/15/09                                         200          210

 First Data, 4.70%, 8/1/13                               200          196

 Household Finance, 5.75%, 1/30/07                       150          158

 International Lease Finance
 3.75%, 8/1/07                                           200          200

 6.375%, 3/15/09                                         100          107

 National Rural Utilities, 6.00%, 5/15/06                300          315

                                                                      1,545

 Food Processing  0.3%
 Kellogg, Series B, 7.45%, 4/1/31                        100          117

 Kraft Foods
 4.00%, 10/1/08                                          150          149

 6.50%, 11/1/31                                          100          102

                                                                      368

 Food/Tobacco  0.1%
 Philip Morris, 7.00%, 7/15/05                           50           52

 UST, 6.625%, 7/15/12                                    100          109

                                                                      161

 Gas & Gas Transmission  0.5%
 Consolidated Natural Gas, 5.00%, 3/1/14                 200          194

 Duke Capital, 4.37%, 3/1/09                             200          196

 Kinder Morgan, 6.50%, 9/1/12                            100          106

 Panhandle Eastern Pipeline, 4.80%, 8/15/08              200          202

                                                                      698

 Insurance  1.0%
 AFLAC, 6.50%, 4/15/09                                   100          108

 Allstate, 6.125%, 12/15/32                              150          149

 American General, 7.50%, 8/11/10                        100          115

 GE Global Insurance, 7.75%, 6/15/30                     100          115

 Hartford Financial Services Group, 4.75%, 3/1/14        200          192

 John Hancock Financial Services, 5.625%, 12/1/08        100          106

 Lincoln National, 5.25%, 6/15/07                        100          104

 Marsh & McLennan, 3.625%, 2/15/08                       40           40

 Principal Life Global Funding I, 144A, 5.25%, 1/15/13   100          100

 Saint Paul Travelers Companies, 5.75%, 3/15/07          50           52

 Travelers Property Casualty, 5.00%, 3/15/13             100          97

 XL Capital Finance, 6.50%, 1/15/12                      100          108

                                                                      1,286

 Investment Dealers  1.4%
 Bear Stearns, 4.50%, 10/28/10                           200          197

 Credit Suisse First Boston (USA), 5.125%, 1/15/14       200          196

 Franklin Resources, 3.70%, 4/15/08                      20           20

 Goldman Sachs Capital I, 6.345%, 2/15/34                50           48

 Goldman Sachs Group
 4.125%, 1/15/08                                         85           86

 5.15%, 1/15/14                                          100          98

 6.60%, 1/15/12                                          400          433

 Lehman Brothers
 4.80%, 3/13/14                                          100          95

 7.625%, 6/1/06                                          100          108

 Merrill Lynch, 3.125%, 7/15/08                          200          193

 Morgan Stanley
 4.75%, 4/1/14                                           150          140

 5.80%, 4/1/07                                           250          264

                                                                      1,878

 Long Distance  0.6%
 AT&T Broadband, 8.375%, 3/15/13                         316          374

 Sprint Capital
 6.875%, 11/15/28                                        200          199

 7.625%, 1/30/11                                         150          168

                                                                      741

 Manufacturing  0.2%
 Dover, 6.50%, 2/15/11                                   100          110

 John Deere Capital
 3.90%, 1/15/08                                          50           50

 4.50%, 8/22/07                                          150          154

                                                                      314

 Media and Communications  0.3%
 Belo, 7.125%, 6/1/07                                    150          163

 News America
 6.75%, 1/9/38                                           150          168

 7.25%, 5/18/18                                          100          112

                                                                      443

 Metals  0.2%
 Alcan Aluminum, 4.875%, 9/15/12                         100          99

Alcoa, 5.375%, 1/15/13                                   120          122

                                                                      221

 Metals and Mining  0.2%
 Inco, 7.75%, 5/15/12                                    100          114

 Placer Dome, 6.375%, 3/1/33                             100          100

                                                                      214

 Miscellaneous Consumer Products  0.5%
 Bunge Limited, 4.375%, 12/15/08                         200          200

 Colgate Palmolive, 5.98%, 4/25/12                       100          107

 Fortune Brands, 6.25%, 4/1/08                           200          216

 Gillette, 3.50%, 10/15/07                               50           50

 Masco, 5.875%, 7/15/12                                  100          105

 Newell Rubbermaid, 4.625%, 12/15/09                     35           35

                                                                      713

 Oil Field Services  0.1%
 Baker Hughes, 6.00%, 2/15/09                            150          161

                                                                      161

 Paper and Paper Products  0.4%
 Abitibi Consolidated Company of Canada
 6.95%, 12/15/06                                         100          103

 Celulosa Arauco Y Constitucion, 8.625%, 8/15/10         150          178

 Domtar, 5.375%, 12/1/13                                 100          95

 Weyerhaeuser, 6.75%, 3/15/12                            200          218

                                                                      594

 Petroleum  0.9%
 Atlantic Richfield, 5.90%, 4/15/09                      200          216

 ChevronTexaco Capital, 3.375%, 2/15/08                  200          198

 ConocoPhillips, 5.90%, 10/15/32                         100          98

 Devon Financing, 6.875%, 9/30/11                        200          219

 Pemex Finance, 9.14%, 8/15/04                           10           10

 Pemex Project Funding Master Trust, 7.375%, 12/15/14    350          368

 Petrobras International, 9.875%, 5/9/08                 45           50

                                                                      1,159

 Printing and Publishing  0.2%
 Reed Elsevier, 6.125%, 8/1/06                           200          212

                                                                      212

 Railroads  0.3%
Canadian National Railway, 6.25%, 8/1/34                 95           95

 Norfolk Southern
 7.25%, 2/15/31                                          100          111

 8.375%, 5/15/05                                         100          105

 Union Pacific
 5.75%, 10/15/07                                         100          105

 6.65%, 1/15/11                                          50           55

                                                                      471

 Real Estate  0.2%
 EOP Operating, 7.75%, 11/15/07                          100          112

 Simon Debartolo, 6.875%, 11/15/06                       100          107

 Simon Property, 7.375%, 1/20/06                         100          106

                                                                      325

 Restaurants  0.1%
 Yum! Brands, 7.70%, 7/1/12                              100          115

                                                                      115

 Retail  0.2%
 Limited, 6.95%, 3/1/33                                  100          106

 Target, 5.875%, 3/1/12                                  100          106

 Wal-Mart, 6.875%, 8/10/09                               100          112

                                                                      324

 Savings and Loan  0.1%
 Washington Mutual, 8.25%, 4/1/10                        100          117

                                                                      117

 Specialty Chemicals  0.1%
 Chevron Phillips Chemical, 5.375%, 6/15/07              100          104

                                                                      104

 Supermarkets  0.1%
 Kroger, 7.625%, 9/15/06                                 100          108

                                                                      108

 Telecommunications  0.1%
 British Telecommunications, STEP
 7.875%, 12/15/05                                        50           53

 8.875%, 12/15/30                                        100          126

                                                                      179

 Telephones  0.9%
Bellsouth Capital Funding, 7.875%, 2/15/30               100          116

 Deutsche Telekom International Finance, STEP
 8.25%, 6/15/05                                          100          105

 8.50%, 6/15/10                                          100          118

 France Telecom, STEP, 8.75%, 3/1/11                     200          234

 Telecom Italia, 144A, 5.25%, 11/15/13                   200          196

 Verizon Global Funding
 4.00%, 1/15/08                                          100          100

 6.875%, 6/15/12                                         100          110

 7.25%, 12/1/10                                          100          113

 7.75%, 12/1/30                                          100          115

                                                                      1,207

 Transportation (excluding Rail Road)  0.1%
 Fedex, 6.875%, 2/15/06                                  144          152

                                                                      152

 Wireless Communications  0.3%
 America Movil, 144A, 4.125%, 3/1/09                     100          95

 Verizon Wireless, 5.375%, 12/15/06                      200          209

 Vodafone, 5.375%, 1/30/15                               100          100

                                                                      404

 Wireline Communications  0.1%
 Telefonica Europe, 7.35%, 9/15/05                       100          105

                                                                      105

 Total Corporate Bonds and Notes (Cost  $27,903)                      28,526

 ASSET-BACKED SECURITIES  1.2%
 Credit Card-Backed  0.7%

 American Express Credit Card Master Trust
 Series 2000-1, Class A, 7.20%, 9/17/07                  100          103

 Bank One Issuance Trust
 Series 2002-A4, Class A4, 2.94%, 6/16/08                250          251

 Chemical Master Credit Card Trust
 Series 1996-2, Class A, 5.98%, 9/15/08                  100          105

 Citibank Credit Card Master Trust
 Series 1998-2, Class A, 6.05%, 1/15/10                  100          107

 MBNA Credit Card Master Trust
 Series 2001, Class AA, 5.75%, 10/15/08                  100          105

 MBNA Master Credit Card Trust II
 Series 1997-1, Class A, 6.55%, 1/15/07                  160          160

 Series 2000-D, Class C, 144A, 8.40%, 9/15/09            100          112

Sears Credit Account Master Trust I
 Series 1998-2, 5.25%, 10/16/08                          13           12

                                                                      955

 Motorcycles  0.3%
 Harley Davidson Motorcycle Trust
 Series 2003-2, Class A-2, 2.07%, 2/15/11                350          345

                                                                      345

 Stranded Asset  0.2%
 Reliant Energy Transition
 Series 2001-1, Class A2, 4.76%, 9/15/09                 250          257

                                                                      257

 Total Asset-Backed Securities (Cost  $1,543)                         1,557

 NON-U.S. GOVERNMENT MORTGAGE-BACKED
 SECURITIES  2.2%

 Commercial Mortgage-Backed  2.2%
 Banc of America Commercial Mortgage
 Series 2003-1, Class A2, CMO, 4.648%, 9/11/36           500          487

 Bear Stearns Commercial Mortgage Securities
 Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41          575          574

 Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38         350          346

 DLJ Commercial Mortgage
 Series 1999-CG2, Class A1B, CMO, VR, 7.30%, 6/10/32     250          280

 GE Capital Commercial Mortgage
 Series 2001-1, Class A2, CMO, 6.531%, 5/15/33           400          437

 Series 2001-1, Series A1, CMO, 6.079%, 5/15/33          80           85

 JP Morgan Chase Commercial Mortgage
 Series 2000-C10, Class A2, CMO, 7.371%, 8/15/32         125          140

 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33         285          310

 Morgan Stanley Dean Witter Capital
 Series 2002, Class A2, CMO, 5.98%, 1/15/39              200          214

 Total Non-U.S. Government Mortgage-Backed Securities                 2,873
(Cost  $2,852)
 U.S. GOVERNMENT & AGENCY MORTGAGE-
 BACKED SECURITIES  37.2%
 U.S. Government Agency Obligations o  31.4%
 Federal Home Loan Mortgage
 4.50%, 11/1/18 - 5/1/19                                 1,972        1,943

 5.00%, 10/1/18 - 4/1/34                                 4,376        4,315

 5.50%, 3/1/31 - 12/1/33                                 1,743        1,753

 6.00%, 12/1/13 - 12/1/33                                446          461

6.50%, 4/1/16 - 1/1/34                                   2,810        2,942

 7.00%, 11/1/30 - 6/1/32                                 167          177

 7.50%, 4/1/15                                           13           14

 TBA
 5.50%, 1/1/33                                           1,268        1,273

 6.00%, 1/1/33                                           882          904

 Federal National Mortgage Assn.
 4.50%, 5/1/18 - 1/1/19                                  2,394        2,361

 5.00%, 12/1/08 - 4/1/34                                 4,453        4,402

 5.50%, 5/1/14 - 6/1/34                                  4,387        4,441

 6.00%, 6/1/16                                           483          507

 6.50%, 4/1/15 - 12/1/32                                 2,749        2,885

 7.00%, 7/1/10 - 7/1/32                                  728          772

 7.50%, 10/1/25 - 4/1/31                                 167          178

 8.00%, 3/1/31                                           120          129

 TBA
 5.50%, 1/1/18 - 1/1/33                                  4,397        4,481

 6.00%, 1/1/33                                           7,103        7,287

                                                                      41,225

 U.S. Government Obligations 5.8% Government National Mortgage Assn.
 4.50%, 3/20/34                                          495          469

 5.00%, 7/15 - 9/15/33                                   2,413        2,369

 5.50%, 2/20/34                                          870          877

 6.00%, 7/15/16 - 4/15/34                                1,624        1,684

 6.50%, 5/15/16 - 12/20/33                               394          415

 7.00%, 3/15/13 - 6/15/31                                341          363

 7.50%, 11/15/12 - 1/15/32                               477          514

 8.00%, 10/15/23 - 1/15/26                               131          144

 TBA, 6.00%, 1/1/33                                      760          781

                                                                      7,616

 Total U.S. Government & Agency Mortgage-Backed
Securities
 (Cost  $48,627)                                                      48,841

 FOREIGN GOVERNMENT OBLIGATIONS &
 AGENCY OBLIGATIONS  2.1%
 Canadian Government and Municipalities  0.6%
 Canada Mortgage & Housing, 2.95%, 6/2/08                100          98

 Hydro-Quebec, 7.50%, 4/1/16                             100          121

 Province of Manitoba, 7.50%, 2/22/10                    100          116

Province of Ontario
 6.00%, 2/21/06                                          100          105

 3.50%, 9/17/07                                          100          100

 Province of Quebec
 7.00%, 1/30/07                                          100          109

 7.50%, 9/15/29                                          100          123

                                                                      772

 Foreign Government and Municipalities
 (Excluding Canadian)  1.5%
 European Investment Bank
 2.70%, 4/20/07                                          100          100

 3.375%, 6/12/13                                         250          231

 STEP, 4.00%, 8/30/05                                    100          102

 Inter-American Development Bank
 6.375%, 10/22/07                                        100          109

 7.375%, 1/15/10                                         100          116

 International Bank for Reconstruction & Development
 6.625%, 8/21/06                                         100          107

 KFW International Finance, 4.75%, 1/24/07               100          104

 Republic of Chile, 5.50%, 1/15/13                       80           82

 Republic of Italy
 2.50%, 3/31/06                                          250          249

 3.625%, 9/14/07                                         100          100

 Republic of South Africa, 6.50%, 6/2/14                 100          102

 Republic of South Korea, 8.875%, 4/15/08                100          116

 United Mexican States (Mexico)
 6.375%, 1/16/13                                         100          102

 7.50%, 1/14/12                                          100          110

 9.875%, 2/1/10                                          100          122

 11.375%, 9/15/16                                        100          142

                                                                      1,994

 Total Foreign Government Obligations & Agency
Obligations
 (Cost  $2,646)                                                       2,766

 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED)  34.5%
 U.S. Government Agency Obligations o  11.6%

 Federal Home Loan Bank
 2.50%, 3/15/06                                          500          499

 2.875%, 9/15/06                                         500          499

 5.125%, 3/6/06                                          2,400        2,490

5.75%, 5/15/12                                           185          197

 5.80%, 9/2/08                                           1,000        1,073

 Federal Home Loan Mortgage
 1.875%, 2/15/06                                         500          495

 2.375%, 2/15/07                                         500          490

 2.75%, 3/15/08                                          275          267

 3.625%, 9/15/08                                         500          496

 4.50%, 7/15/13 - 1/15/14                                1,250        1,211

 5.50%, 7/15/06                                          500          525

 5.75%, 1/15/12                                          300          320

 6.875%, 9/15/10                                         200          226

 7.00%, 7/15/05                                          970          1,012

 Federal National Mortgage Assn.
 2.00%, 1/15/06                                          500          496

 2.375%, 2/15/07                                         500          490

 5.25%, 8/1/12                                           115          116

 5.50%, 3/15/11                                          300          317

 6.00%, 5/15/08 - 5/15/11                                750          811

 6.25%, 5/15/29                                          775          828

 6.625%, 10/15/07 - 11/15/30                             1,200        1,327

 7.25%, 1/15/10                                          650          744

 Tennessee Valley Authority, 4.75%, 8/1/13               200          198

                                                                      15,127

 U.S. Treasury Obligations  22.9%
 U.S. Treasury Bonds
 5.25%, 2/15/29                                          660          656

 5.375%, 2/15/31                                         1,450        1,485

 6.00%, 2/15/26                                          925          1,010

 6.25%, 8/15/23                                          1,660        1,862

 7.25%, 5/15/16                                          700          855

 9.875%, 11/15/15                                        550          800

 U.S. Treasury Notes
 1.50%, 3/31/06                                          3,300        3,247

 1.875%, 12/31/05                                        4,000        3,974

 2.25%, 2/15/07                                          2,000        1,967

 2.625%, 11/15/06 - 3/15/09                              5,050        4,896

 2.75%, 6/30/06                                          1,000        1,002

 3.00%, 2/15/09                                          500          487

 3.375%, 12/15/08                                        1,450        1,440

 4.25%, 11/15/13                                         3,600        3,544

 5.50%, 2/15/08                                          100          107

 5.625%, 2/15/06                                         460          482

 5.75%, 11/15/05                                         400          418

 6.25%, 2/15/07                                          400          432

 6.50%, 2/15/10                                          650          736

 6.625%, 5/15/07                                         610          668

                                                                      30,068

 Total U.S. Government & Agency Obligations
 (excluding Mortgage-Backed) (Cost  $44,990)                          45,195

 Money Market Funds  7.2%
 T. Rowe Price Reserve Investment Fund, 1.33% #          9,437        9,437

 Total Money Market Funds (Cost  $9,437)                              9,437

 Total Investments in Securities
 106.1% of Net Assets (Cost $137,998)                    $            139,195

(1)     Denominated in U.S. dollars unless otherwise noted
 #      Seven-day yield
 +/-   The issuer is a publicly-traded company
        that operates under a congressional charter;
        its securities are neither issued nor
        guaranteed by the U.S. government.
 144A   Security was purchased pursuant to Rule
        144A under the Securities Act of 1933 and may
        be resold in transactions exempt from
        registration only to qualified institutional buyers
        -- total value of such securities at period-end
        amounts to $604 and represents 0.5% of net assets
 CMO    Collateralized Mortgage Obligation
 STEP   Stepped coupon bond for which the coupon
        rate of interest will adjust on
        specified future date(s)
 TBA    To Be Announced security was purchased
        on a forward commitment basis
 VR     Variable Rate



The accompanying notes are an integral part of this Portfolio of Investments.



T. Rowe Price U.S. Bond Index Fund Fund
Unaudited July 31, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $137,998,000. Net unrealized gain aggregated $1,196,000 at period-end, of which $2,106,000 related to appreciated investments and $910,000 related to depreciated investments.



NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.


Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     September 17, 2004


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